THIS DOCUMENT IS A COPY OF THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A RULE 201 HARDSHIP EXEMPTION.

                                UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. E. Shaw & Co., L.P. (see notes 1, 2, and 3)
Address: 120 West 45th Street, 39th Floor
         New York, NY 10036

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel M. Fishbane
Title: Managing Director
Phone: (212) 478-0000

Signature, Place, and Date of Signing:

/s/ Daniel M. Fishbane          New York, NY                May 24, 1999
------------------------        [City, State]               [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

28-                             D. E. Shaw & Co., Inc.
   ---------------
   [Repeat as necessary.]

Form 13F                                                             Page 3 of 4

Manager Reporting on Behalf of Reporting Manager: D. E. Shaw & Co., Inc. (See notes #1, #2, and #3).

Form 13F                                                             Page 4 of 4

NOTES

1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.